Income Taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Taxes
Summary of the equity-method investment activity	A summary of the equity-method investment activity during the year ended December 31, 2019 is as follows (in thousands):

Initially allocated value of equity-method investment	$1,810
Deferred tax asset generated by book-to-tax difference	3,040
Adjustment to carrying value of equity-method investment	(1,810)
Deferred credit (see Note 11)	(1,230)
Balance at December 31, 2019	$—